INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
INCOME TAXES
Schedule of provision for income taxes

	For the Year Ended September 30, 2013
	Federal	State	Valuation Allowance	Total
Current	$5,775,675	$(1,004,750)	$—	$4,770,925
Deferred	(714,032)	226,479	10,915	(476,638)
Total	$5,061,643	$(778,271)	$10,915	$4,294,287

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
Current	$10,548,636	$295,134	$—	$10,843,770
Deferred	(4,373,222)	(436,398)	10,162	(4,799,458)
Total	$6,175,414	$(141,264)	$10,162	$6,044,312

	For the Year Ended September 30, 2011
	Federal	State	Valuation Allowance	Total
Current	$10,555,061	$3,595,229	$—	$14,150,290
Deferred	(2,134,522)	(491,379)	—	(2,625,901)
Total	$8,420,539	$3,103,850	$—	$11,524,389

Schedule of reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes

	As of and for the Years Ended September 30,
	2013	2012	2011
Computed ‘expected’ tax expense	$4,794,611	$6,325,065	$10,019,871
State tax (net of federal tax effect)	(418,565)	(240,378)	2,226,005
Other tax benefit	(81,759)	(40,375)	(721,487)
Total	$4,294,287	$6,044,312	$11,524,389

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities

	As of and for the Years Ended September 30,
	2013	2012
Deferred tax assets:
Allowance for credit losses	$11,914,542	$11,234,048
Unearned insurance reserves	2,763,914	3,480,446
Uncertain tax positions	174,328	302,110
Fair value adjustment of acquisitions	76,928	109,709
State net operating losses and credits	34,357	26,680
Loan origination & policy acquisition costs	—	26,220
Other	304,338	176,769
Total deferred tax assets	15,268,407	15,355,982
Valuation allowance	(21,077)	(10,162)
Deferred tax assets, net of valuation allowance	15,247,330	15,345,820

Deferred tax liabilities:
Amortization - intangible assets	1,240,550	1,858,674
Depreciation	55,640	13,675
Other	70,752	96,173
Total deferred tax liabilities	1,366,942	1,968,522

Net deferred tax assets	$13,880,388	$13,377,298

Schedule of reconciliation of unrecognized tax benefits

	As of and for the Years Ended September 30,
	2013	2012	2011
Balance, beginning of period	$702,000	$1,368,200	$520,200
Increase of tax positions taken in current periods	29,600	9,800	13,000
Increase of tax positions taken in prior periods	594,000	86,100	1,060,000
Decrease of tax positions taken in current periods	—	—	—
Decrease of tax positions taken in prior periods	(557,800)	—	—
Decrease due to lapse of applicable statute of limitations	(421,800)	(762,100)	(225,000)
Balance, end of period	$346,000	$702,000	$1,368,200